LOANS RECEIVABLE (Details), Activity in the Allowance for Loan Losses (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	$ 6,922	$ 8,100
Provision	839	2,400
Charge-offs	(1,235)	(3,660)
Recoveries	49	82
Balance, end of period	6,575	6,922
Residential mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	1,849	2,194
Provision	326	367
Charge-offs	(465)	(768)
Recoveries	12	56
Balance, end of period	1,722	1,849
Real estate-commercial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	1,754	2,352
Provision	(99)	353
Charge-offs	(435)	(951)
Recoveries	0	0
Balance, end of period	1,220	1,754
Real estate-residential [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	608	369
Provision	(81)	726
Charge-offs	(90)	(487)
Recoveries	0	0
Balance, end of period	437	608
Real estate-multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	245	350
Provision	(109)	(105)
Charge-offs	0	0
Recoveries	0	0
Balance, end of period	136	245
Construction loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	1,697	1,830
Provision	647	1,049
Charge-offs	(150)	(1,182)
Recoveries	14	0
Balance, end of period	2,208	1,697
Commercial and industrial loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	119	138
Provision	(21)	115
Charge-offs	(10)	(156)
Recoveries	9	22
Balance, end of period	97	119
Home equity and second mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	251	448
Provision	13	(104)
Charge-offs	(58)	(93)
Recoveries	8	0
Balance, end of period	214	251
Other consumer [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	11	22
Provision	60	8
Charge-offs	(27)	(23)
Recoveries	6	4
Balance, end of period	50	11
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	388	397
Provision	103	(9)
Charge-offs	0	0
Recoveries	0	0
Balance, end of period	$ 491	$ 388